FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Operations and Comprehensive Income (Loss)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating expenses:
General and administrative	¥ (88,274)	$ (12,714)	¥ (73,678)	¥ (96,911)
Total operating expenses	(3,300,209)	(475,330)	(2,589,992)	(1,641,276)
Income (loss) from operations	90,066	12,972	8,451	(56,856)
Interest income	11,869	1,709	8,834	3,156
Exchange gain (loss)	320	46	(124)	(2,650)
Deemed dividend from issuance of convertible redeemable preferred shares				(16,666)
Change in redemption value of convertible redeemable preferred shares			(25,332)	(79,169)
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	86,633	12,477	(2,711)	(155,649)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	25,136	3,620	18,008	1,249
Comprehensive income (loss)	110,560	15,923	40,629	(58,565)
Parent Company [Member]
Operating expenses:
General and administrative	(6,129)	(883)	(3,126)	(66)
Other operating income	2,446	352	1,399
Total operating expenses	(3,683)	(531)	(1,727)	(66)
Income (loss) from operations	(3,683)	(531)	(1,727)	(66)
Interest income	3,358	484	1,175
Exchange gain (loss)	7	1	(471)	(2,414)
Equity in income (loss) of subsidiaries and VIE	86,951	12,523	23,644	(57,334)
Net income (loss)	86,633	12,477	22,621	(59,814)
Deemed dividend from issuance of convertible redeemable preferred shares				(16,666)
Change in redemption value of convertible redeemable preferred shares			(25,332)	(79,169)
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	86,633	12,477	(2,711)	(155,649)
Net income (loss)	86,633	12,477	22,621	(59,814)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	25,136	3,620	18,008	1,249
Comprehensive income (loss)	¥ 111,769	$ 16,097	¥ 40,629	¥ (58,565)